Foreign Currency Amounts	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Foreign Currency Amounts
26.	FOREIGN CURRENCY AMOUNTS

		12/31/2020				12/31/2019
	Total parent company and local branches	Total per currency
Items		US dollar	Euro	Real	Other	Total
ASSETS
Cash and deposits in banks	105,720,560	105,194,576	332,411	19,495	174,078	96,598,721
Debt securities at fair value through profit or loss	5,957	5,957				336,603
Derivative instruments	687,572	687,572				538,643
Other financial assets	4,977,237	4,977,237				5,105,215
Loans and other financing	23,343,858	23,343,858				53,059,132
To the non-financial government sector
Other financial institutions	21,234	21,234				827,986
From the non-financial private sector and foreign Residents	23,322,624	23,322,624				52,231,146
Other debt securities	5,890,302	5,890,302				1,178,318
Financial assets delivered as guarantee	1,822,376	1,816,203	6,173			3,937,454
Equity Instruments at fair value through profit or loss	11,627	11,627				14,458

TOTAL ASSETS	142,459,489	141,927,332	338,584	19,495	174,078	160,768,544

LIABILITIES
Deposits	77,100,334	77,100,275	59			108,479,516
Non-financial government sector	4,198,481	4,198,481				5,432,420
Financial sector	573,892	573,892				313,018
Non-financial private sector and foreign residents	72,327,961	72,327,902	59			102,734,078
Other financial liabilities	18,449,094	18,348,283	90,618		10,193	7,144,736
Financing from Central Bank and other financial Institutions	469,614	469,614				2,784,926
Subordinated corporate bonds	34,300,292	34,300,292				33,098,040
Other non-financial liabilities	20,313	20,313				33,981

TOTAL LIABILITIES	130,339,647	130,238,777	90,677		10,193	151,541,199